Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net (loss) attributable to Smart Energy Solutions, Inc.	$ (98,043)	$ (4,908)	$ (85,970)	$ (2,644)
Non-controlling interest in loss of consolidated subsidiary	(7,952)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Gain on settlement			(50)
Changes in net assets and liabilities:
Increase (decrease) in accounts payable and accrued expenses			(1,344)	1,844
Decrease (increase) in prepaid expenses	(13,265)		(4,196)
(Decrease) increase in accounts payable		31
Net Cash used in operating activities	(119,260)	(4,877)	(91,560)	(800)
Investing Activities:
Purchase of property and equipment
Net Cash provided by (used in) investing activities
Financing Activities:
Debt and principal payments on debt	(2,687)		(17,253)
Issuance of non-convertible notes		4,877
Proceeds from sale of common stock (net of issuance expenses)	123,600		413,000
Borrowings on debt			19,190	800
Net Cash provided by Financing activities	120,913	4,877	414,937	800
FX Adjustment	3,482		3,353
Net increase (decrease) in cash	(1,829)		326,730
Cash and cash equivalents - beginning of period	326,730
Cash and cash equivalents - end of period	$ 324,901		$ 326,730